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Form N-23C-1
Report for Calendar month Ending April 30, 2002

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Swiss Helvetia Fund, Inc.
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                                                                  Approximate asset value
                                     Number of                    or approximate asset         Name of
Date of each   Identification of     shares           Price per   coverage per share at        Seller or of
transaction    each security         purchased        share       time of purchase             Sellers Broker
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
                Swiss Helvetia
                Fund-(Cusip-
   4/24/02       870875101)            5,500          11.5867             13.99                    NYSE
   4/26/02        (same)              10,000            11.63             13.88                    NYSE
   4/29/02        (same)              10,000          11.6886             14.01                    NYSE

   4/30/02        (same)              15,400          11.6992             14.01                    NYSE

                  Total               40,900
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